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NICHOLAS S. DI LORENZO
nicholas.dilorenzo@dechert.com
+1 617 728 7171 Direct
+1 617 275 8364 Fax

February 26, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	William Blair Funds (“Registrant”)
File Nos. 033-17463 and 811-5344
Post-Effective Amendment No. 138

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 138 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 139 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of reflecting supplements for the William Blair Large Cap Growth Fund filed during the past year, in particular a change to the diversification status of the William Blair Large Cap Growth Fund from “diversified” to “non-diversified” and incorporating related disclosure changes to the principal risks and principal investment strategy, which could be construed as material and have not been reviewed by the Staff of the U.S. Securities and Exchange Commission previously.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7171.

Sincerely,

/s/ Nicholas S. Di Lorenzo